Operating Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Commitments and Contingencies [Line Items]
2014	$ 1,637
2015	80
2016	58
2017	5
Operating leases, future minimum payments due, total	$ 1,780